PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Subtotal	$ 21,292,339	$ 21,168,235	$ 20,886,397
Less: Accumulated depreciation	7,780,725	7,182,930	6,084,046
Property Plant and Equipment Net Excluding Construction In Progress		13,985,305	14,802,351
Add: Construction in progress		0	305,680
Total	13,511,614	13,985,305	15,108,031
Electronic equipment [Member]
Subtotal	146,743	142,956
Vehicles [Member]
Subtotal	296,063	303,345	325,566
Machinery and equipment [Member]
Subtotal	2,147,450	2,134,306	2,064,525
Buildings and improvements [Member]
Subtotal	7,835,148	7,787,198	7,755,617
Navel orange orchards [Member]
Subtotal	$ 10,866,935	10,800,430	10,623,019
Office equipment [Member]
Subtotal		$ 142,956	$ 117,670